Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
8. INTANGIBLE ASSETS, NET

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Domain names	7,041	7,020	1,076
Purchased software and copyrights	6,564	20,807	3,189
Others	4,598	7,469	1,145

	18,203	35,296	5,410
Less: accumulated amortization
Domain names	(2,309)	(3,035)	(465)
Purchased software and copyrights	(5,128)	(10,268)	(1,574)
Others	(3,338)	(5,420)	(831)

	(10,775)	(18,723)	(2,870)

Intangible assets, net	7,428	16,573	2,540

Amortization expense of intangible assets for the years ended December 31, 2018, 2019 and 2020 was RMB
2,937
, RMB
2,851
and RMB
7,663
(US$
1,174
), respectively. As of December 31, 2020, estimated amortization expense of the existing intangible assets for each of the next five years and thereafter is as follows:

	RMB	US$
2021	10,421	1,597
2022	2,322	356
2023	1,350	207
2024	883	135
2025 and thereafter	1,597	245

Total	16,573	2,540